Annual Total Returns- Inverse Dow 2x Strategy Fund (Class A and Class C) [BarChart] - Class A and Class C - Inverse Dow 2x Strategy Fund - Class C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(28.34%)	(23.31%)	(43.72%)	(22.33%)	(9.48%)	(31.25%)	(39.59%)	0.75%	(36.65%)	(45.37%)